Events After The Reporting Period - Additional Information (Detail) SFr / shares in Units, SFr in Thousands, $ in Millions		1 Months Ended
	Apr. 26, 2024 SFr / shares shares	Feb. 29, 2024 CHF (SFr) SFr / shares	Mar. 21, 2024 CHF (SFr)	Mar. 21, 2024 USD ($)	Dec. 31, 2023 SFr / shares	Jun. 15, 2023 SFr / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share					SFr 4	SFr 3.4
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share					SFr 4
Upfront Payments [member] | Eton Pharmaceuticals Inc [member] | License and Supply Agreement [member] | Based On Marketing Approval [member]
Disclosure of non-adjusting events after reporting period [line items]
Milestone payment received			SFr 2,000	$ 2.2
Exclusive Right Of Royalties [member] | Eton Pharmaceuticals Inc [member] | License and Supply Agreement [member] | Based On Future Sales [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum eligible of milestone payment received			SFr 1,800	$ 2.0
Subsequent changes to the capital structure [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share before reduction	SFr 4
Par value per share after reduction	SFr 0.1
Subsequent changes to the capital structure [member] | Capital Band [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	7,000,000
Subsequent changes to the capital structure [member] | Conditional Capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding | shares	7,000,000
Share Subscription Facility [member] | SSF agreement with GEM Renewed [member]
Disclosure of non-adjusting events after reporting period [line items]
Term of warrants		3 years
Outstanding liability forgive by gem | SFr		SFr 1,368
Warrants issued | SFr		SFr 3,350
Expired date of warrants		Jan. 20, 2027
Share Subscription Facility [member] | SSF agreement with GEM Renewed [member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share		SFr 1.7